Supplemental Expense Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 45,559	¥ 49,474	¥ 49,911
Advertising expenses	7,912	7,583	7,346
Shipping and handling cost included in selling, general and administrative expenses	¥ 17,203	¥ 16,883	¥ 14,140